Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of names of related parties and relationship with group

Names of related parties	Relationship with the Group
Intel Capital Corporation (“Intel”) and its affiliates	A substantial shareholder of the Group but exited from the mobile chipset activities.
Qualcomm Global Trading PTE, Ltd (“Qualcomm”) and its affiliates	A substantial shareholder of the Group. *

*	Upon the consummation of the Merger, the entity ceased to be a substantial shareholder of the Group.

Names of related parties	Relationship with the Group
Intel Capital Corporation (“Intel”) and its affiliates	Intel was a shareholder *
Qualcomm Global Trading PTE. Ltd (“Qualcomm”) and its affiliates	Qualcomm was a shareholder *

* Upon the consummation of the Merger, both entities ceased to be shareholders of the Group.

Schedule of significant related party transactions

	Six Months Ended June 30,
	2017	2018
	US$	US$
Software services provided to:
Intel (China) Co., Ltd.	9	-
Intel Asia-Pacific Research and Development Ltd.	65	-
Intel (China) Research Center Co., Ltd.	8	-
Qualcomm India Private Limited	3,967	*

Hardware sold to:
Qualcomm India Private Ltd	12	*

Purchased from:
Qualcomm Incorporated	398	*
Qualcomm CDMA Technologies Asia Pacific PTE Ltd.	1,732	*
Qualcomm Technologies, Inc.	75	*

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$
Software services provided to:
Intel Corporation	6,204	271	*
Intel (China) Co., Ltd.	5	9	*
Intel Asia-Pacific Research and Development Ltd.	328	119	*
Intel (China) Research Center Co., Ltd.	-	57	*

Hardware sold to:
Intel Corporation	55	-	*

* Upon the consummation of the Merger, both entities ceased to be shareholders of the Group.

Schedule of related party balances
	As of December 31,
	2016	2017
	US$	US$
Accounts receivable from related parties:
Current:
Intel Corporation	481	*
Intel (China) Co., Ltd.	-	*
Intel Asia-Pacific Research and Development Ltd.	9	*

* Upon the consummation of the Merger, both entities ceased to be shareholders of the Group.